Segment Information (Schedule Of Information For Revenues From External Customers By Destination And Long-Lived Assets Based On Physical Location) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Revenues from external customers by destination	¥ 1,008,019	¥ 933,685	¥ 930,644
Long-lived assets based on physical location	225,067	217,358	220,893
Japan
Segment Reporting Information [Line Items]
Revenues from external customers by destination	498,684	477,913	501,663
Long-lived assets based on physical location	176,987	177,460	183,042
North America
Segment Reporting Information [Line Items]
Revenues from external customers by destination	219,929	189,330	174,371
Long-lived assets based on physical location	15,158	16,146	20,210
Europe
Segment Reporting Information [Line Items]
Revenues from external customers by destination	88,715	75,762	67,791
Long-lived assets based on physical location	9,580	1,733	2,162
Asia Outside Japan
Segment Reporting Information [Line Items]
Revenues from external customers by destination	169,632	160,533	148,589
Long-lived assets based on physical location	20,087	18,794	13,983
Other Areas
Segment Reporting Information [Line Items]
Revenues from external customers by destination	31,059	30,147	38,230
Long-lived assets based on physical location	¥ 3,255	¥ 3,225	¥ 1,496